Consolidated Statements of Changes in Equity (Parenthetical) - CAD / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Statement of Stockholders' Equity [Abstract]
Dividends declared (cad per share)	CAD 1.55	CAD 1.43